Revenues - License and Collaboration Agreement (Details) - USD ($)					6 Months Ended		12 Months Ended
	Jan. 02, 2018	Jan. 01, 2018	Oct. 08, 2013	Dec. 21, 2011	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenue from license and collaboration agreements-third parties
Accumulated losses					$ (140,890,000)		$ (107,104,000)
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Upfront payment					6,500,000
Development milestone payments achieved as at June 30, 2018					25,000,000
Remaining development and regulatory approval milestone payments					55,000,000
Upfront and milestone payments					$ 86,500,000
Percentage of transaction price allocated to license to fruquintinib					90.00%
Percentage of transaction price allocated to research and development					10.00%
Research and development services					$ 5,700,000
Amortization of upfront payment					200,000
Amortization of milestone payments					100,000
License and collaboration agreement with Eli Lilly | ASC 605
Revenue from license and collaboration agreements-third parties
Research and development services						$ 6,000,000
Amortization of upfront payment						500,000
Milestone revenue						4,500,000
License and collaboration agreement with Eli Lilly | Maximum
Revenue from license and collaboration agreements-third parties
Percentage of royalties			20.00%
License and collaboration agreement with Eli Lilly | Minimum
Revenue from license and collaboration agreements-third parties
Percentage of royalties			15.00%
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Upfront payment					20,000,000
Development milestone payments achieved as at June 30, 2018					25,000,000
Remaining development and first-sale milestone payments					95,000,000
Upfront and milestone payments					$ 140,000,000
Percentage of transaction price allocated to license to savolitinib					95.00%
Percentage of transaction price allocated to research and development					5.00%
Research and development services					$ 2,400,000
Amortization of upfront payment					100,000
Amortization of milestone payments					100,000
License and collaboration agreement with AstraZeneca | ASC 605
Revenue from license and collaboration agreements-third parties
Research and development services						1,800,000
Amortization of upfront payment						100,000
Milestone revenue						$ 5,000,000
License and collaboration agreement with AstraZeneca | Adjustments
Revenue from license and collaboration agreements-third parties
Accumulated losses							1,200,000
License and collaboration agreement with AstraZeneca | Outside of China
Revenue from license and collaboration agreements-third parties
Threshold revenue for tier two royalty rate				$ 5,000,000
Term of tier two royalty rate				2 years
License and collaboration agreement with AstraZeneca | PRC
Revenue from license and collaboration agreements-third parties
Percentage of royalties				30.00%
License and collaboration agreement with AstraZeneca | Maximum
Revenue from license and collaboration agreements-third parties
Clinical trail costs				$ 50,000,000
License and collaboration agreement with AstraZeneca | Maximum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one				18.00%
Percentage of royalties, tier two				14.50%
License and collaboration agreement with AstraZeneca | Minimum | Outside of China
Revenue from license and collaboration agreements-third parties
Percentage of royalties, tier one				14.00%
Percentage of royalties, tier two				10.50%
ASU 2014-09 | ASC 605
Revenue from license and collaboration agreements-third parties
Accumulated losses					(139,974,000)
ASU 2014-09 | Adjustments
Revenue from license and collaboration agreements-third parties
Accumulated losses					$ 916,000
ASU 2014-09 | License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Upfront payment	$ 6,200,000
Development milestone payments achieved as at June 30, 2018	23,300,000
Upfront and milestone payments	29,500,000
ASU 2014-09 | License and collaboration agreement with Eli Lilly | ASC 605
Revenue from license and collaboration agreements-third parties
Upfront payment							5,700,000
Development milestone payments achieved as at June 30, 2018							23,700,000
Upfront and milestone payments							29,400,000
ASU 2014-09 | License and collaboration agreement with Eli Lilly | Adjustments
Revenue from license and collaboration agreements-third parties
Upfront payment		$ 500,000
Development milestone payments achieved as at June 30, 2018		(400,000)
Upfront and milestone payments		100,000
ASU 2014-09 | License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Upfront payment	19,300,000
Development milestone payments achieved as at June 30, 2018	24,000,000
Upfront and milestone payments	$ 43,300,000
ASU 2014-09 | License and collaboration agreement with AstraZeneca | ASC 605
Revenue from license and collaboration agreements-third parties
Upfront payment							19,600,000
Development milestone payments achieved as at June 30, 2018							24,900,000
Upfront and milestone payments							$ 44,500,000
ASU 2014-09 | License and collaboration agreement with AstraZeneca | Adjustments
Revenue from license and collaboration agreements-third parties
Upfront payment		(300,000)
Development milestone payments achieved as at June 30, 2018		(900,000)
Upfront and milestone payments		$ (1,200,000)